Interim Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue		$ 2,172,256	$ 18,744,266
Revenue - related party		383,155
Total revenue		2,555,411	18,744,266
Other income		7,301,666	406,953
Cost of services		(104,641)	(3,663,057)
Depreciation of property and equipment and right-of-use assets		(336,152)	(206,907)
Amortization of intangible assets		(371,326)	(236,391)
Directors’ fees		(3,185,378)	(3,501,030)
Employee benefit expense		(2,889,173)	(2,613,698)
Provision for allowance for expected credit losses on trade and other receivables		(952,927)	(801,769)
Provision for allowance for expected credit losses on loan receivables			(27,780)
Rental expenses		(71,877)	(47,688)
Legal and professional fees		(2,142,434)	(1,060,901)
Finance cost		(1,083,907)	(11,872)
Other operating expenses		(7,690,776)	(2,316,855)
Profit/(loss) before income tax		(8,971,514)	4,663,271
Income tax benefit		539,607
Profit/(loss) for the year		(8,431,907)	4,663,271
Other comprehensive income/(loss):
Currency translation arising from consolidation		177,462	(4,347,239)
Fair value adjustment on financial assets measured at fair value through other comprehensive income			(148,346)
Transfer upon disposal of equity instruments			(337,099)
Other comprehensive income/(loss)		177,462	(4,832,684)
Total comprehensive loss for the period		(8,254,445)	(169,412)
(Loss)/Profit attributable to:
Equity owners of the Company		(8,431,863)	4,663,321
Non-controlling interests		(44)	(50)
Total		(8,431,907)	4,663,271
Total comprehensive loss attributable to:
Equity owners of the Company		(8,254,401)	(169,362)
Non-controlling interests		(44)	(50)
Total		$ (8,254,445)	$ (169,412)
EARNINGS PER SHARE – BASIC (in Dollars per share)		$ (16.53)	$ 10,819.77
EARNINGS PER SHARE – DILUTED (in Dollars per share)		$ (16.53)	$ 10,819.77
Weighted average number of ordinary shares used in computing earnings – basic (in Shares)	[1]	510,193	431
Weighted average number of ordinary shares used in computing earnings – diluted (in Shares)	[1]	510,193	431

[1]	Giving retroactive effect to 1 to 49 reverse share split effected on November 5, 2024, 1 to 20 reverse share split effected on April 3, 2025, 1 to 30 reverse share split effected on September 16, 2025, 1 to 60 reverse share split effected on February 27, 2026 and 1 to 15 reverse share split effected on August 24, 2026